Springstone Acquisition (unaudited) (Tables)	9 Months Ended
Sep. 30, 2014
Preliminary Purchase Price Allocation

The preliminary purchase price allocation as of the acquisition date is as follows (in thousands):

Fair Value
Assets:
Cash	$2,256
Restricted cash	1,581
Property, equipment and software	366
Other assets	599
Identified intangible assets	40,200
Goodwill	72,592
Liabilities:
Accounts payable	239
Accrued expenses and other liabilities	5,536

Total purchase consideration	$111,819

Summary of Pro Forma Financial Information

The pro forma results presented include interest expense on the debt financing, amortization of acquired intangible assets, compensation expense related to the post-acquisition compensation arrangements entered into with the continuing employees and tax expenses (in thousands):

	Nine Months Ended September 30,
	2014	2013
	(unaudited)
Total net revenue	$148,317	$75,891
Net loss(1)	$(21,403)	$(15,623)
Basic net loss per share attributable to common stockholders	$(0.37)	$(0.31)
Diluted net loss per share attributable to common stockholders	$(0.37)	$(0.31)

(1)	Net loss for the nine months ended September 30, 2013 includes $8.6 million of one-time acquisition-related costs and compensation expenses.